SHARE CAPITAL - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions								12 Months Ended
	Feb. 03, 2022	Jan. 06, 2022	Jun. 01, 2021	Mar. 01, 2021	Feb. 25, 2021	Nov. 16, 2020	Jun. 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 25, 2021	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Maximum number of preference shares issuable as a percentage of ordinary shares issued and outstanding								25485085000.00%
Number of shares authorized to be repurchased					27,500,000
Number of shares issued (in shares)								550,000,000	548,000,000
Preferred share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								105,000,000	122,000,000		122,000,000
Dividends declared								$ 135	$ 151
Series 19 preferred share
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)							0
Number of shares outstanding (in shares)							8,000,000
Dividends declared								10	10
Series 9 preferred share
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)						0
Number of shares outstanding (in shares)						9,000,000
Dividends declared								10	11
Series 2021 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)										600,000
Series 11 preferred share
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares				6,800,000
Preferred stock, redemption price per share (in CAD per share)				$ 25.00
Dividends declared								$ 2	$ 10
Cumulative Redeemable Rate Reset Class A Preferred Shares
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares			10,000,000
Preferred stock, redemption price per share (in CAD per share)			$ 25.00
Common share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)								550,000,000	550,000,000		548,000,000
Dividends declared								$ 1,386	$ 1,385
Common share capital | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Monthly dividends paid per share (in CAD per share)	$ 0.21	$ 0.21
Dividends declared	$ 116	$ 116